Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

(22) Segment Reporting

As of December 31, 2021 and 2022, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and P&C insurance products on behalf of insurance companies, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The following table shows the Group’s operations by business segment for the years ended December 31, 2020, 2021 and 2022. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenues
Agency	2,834,997	2,811,936	2,376,851	344,611
Claims Adjusting	433,148	459,178	404,763	58,685
Total net revenues	3,268,145	3,271,114	2,781,614	403,296
Operating costs and expenses
Agency	(2,481,219)	(2,418,444)	(2,068,194)	(299,860)
Claims Adjusting	(416,241)	(442,349)	(416,619)	(60,405)
Other	(68,499)	(108,416)	(128,126)	(18,576)
Total operating costs and expenses	(2,965,959)	(2,969,209)	(2,612,939)	(378,841)
Income (loss) from operations
Agency	353,778	393,492	308,657	44,751
Claims Adjusting	16,907	16,829	(11,856)	(1,720)
Other	(68,499)	(108,416)	(128,126)	(18,576)
Income from operations	302,186	301,905	168,675	24,455

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Segment assets
Agency	1,259,973	1,513,449	219,429
Claims Adjusting	302,592	252,130	36,555
Other	1,679,553	1,323,937	191,954
Total assets	3,242,118	3,089,516	447,938

Substantially all of the Group’s revenues for the three years ended December 31, 2020, 2021 and 2022 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.